Schedule of Investments - Virtus Biotech ETF (Formerly, Virtus LifeSci Biotech Products ETF)

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.3%

Health Care - 99.3%
ACADIA Pharmaceuticals, Inc.*	25,170	$632,522
ADMA Biologics, Inc.*	34,551	597,732
Agios Pharmaceuticals, Inc.*	25,060	687,646
Alnylam Pharmaceuticals, Inc.*	1,717	580,449
Amgen, Inc.	2,150	735,042
Amicus Therapeutics, Inc.*	64,777	925,663
Apellis Pharmaceuticals, Inc.*	27,086	611,602
Arcutis Biotherapeutics, Inc.*	23,549	597,438
Ardelyx, Inc.*	110,048	846,269
Arrowhead Pharmaceuticals, Inc.*	9,749	675,898
Ascendis Pharma A/S (Denmark)*(1)	3,100	700,910
Aurinia Pharmaceuticals, Inc. (Canada)*	43,117	626,490
Axsome Therapeutics, Inc.*	4,611	849,577
BeOne Medicines Ltd.*(1)	2,141	728,754
BioCryst Pharmaceuticals, Inc.*	90,278	594,029
Biogen, Inc.*	3,923	705,709
BioMarin Pharmaceutical, Inc.*	12,818	724,730
BioNTech SE (Germany)*(1)	7,207	819,796
Bridgebio Pharma, Inc.*	9,093	702,616
Crinetics Pharmaceuticals, Inc.*	13,535	675,938
CRISPR Therapeutics AG (Switzerland)*	12,056	602,318
Day One Biopharmaceuticals, Inc.*	81,747	912,297
Dynavax Technologies Corp.*	63,278	979,860
Esperion Therapeutics, Inc.*	177,508	601,752
Exelixis, Inc.*	16,716	691,374
Geron Corp.*	502,509	688,437
Gilead Sciences, Inc.	5,675	805,566
Halozyme Therapeutics, Inc.*	10,984	787,663
Harmony Biosciences Holdings, Inc.*	16,869	616,056
ImmunityBio, Inc.*(2)	289,581	1,809,881
Immunocore Holdings PLC (United Kingdom)*(1)	18,569	604,421
Incyte Corp.*	7,162	716,701
Insmed, Inc.*	3,468	544,025
Ionis Pharmaceuticals, Inc.*	8,454	698,892
Iovance Biotherapeutics, Inc.*	310,641	792,135
KalVista Pharmaceuticals, Inc.*	40,414	630,863
Kiniksa Pharmaceuticals International PLC*	16,432	721,693
Krystal Biotech, Inc.*	2,792	779,638
Kura Oncology, Inc.*	66,870	542,984
Legend Biotech Corp.*(1)(2)	30,617	535,798
LENZ Therapeutics, Inc.*(2)	37,674	596,003
Ligand Pharmaceuticals, Inc.*	3,605	692,521
Madrigal Pharmaceuticals, Inc.*	1,194	584,236
Mirum Pharmaceuticals, Inc.*	10,513	1,085,152
Moderna, Inc.*(2)	23,197	1,022,292
Neurocrine Biosciences, Inc.*	4,472	608,460
Novavax, Inc.*(2)	104,019	920,048
Nuvation Bio, Inc.*	81,068	424,796
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
Phathom Pharmaceuticals, Inc.*	46,937	641,629
PTC Therapeutics, Inc.*	9,033	682,263
Regeneron Pharmaceuticals, Inc.	921	682,875
Rhythm Pharmaceuticals, Inc.*	6,017	616,863
Roivant Sciences Ltd.*	30,922	668,534
Sarepta Therapeutics, Inc.*	31,741	645,612
Syndax Pharmaceuticals, Inc.*	33,549	681,380
Tarsus Pharmaceuticals, Inc.*	8,399	542,071
TG Therapeutics, Inc.*	21,799	641,545
Security Description	Shares	Value
COMMON STOCKS (continued)

Health Care (continued
Theravance Biopharma, Inc.*(2)	37,611	$712,352
Travere Therapeutics, Inc.*	19,620	609,986
Ultragenyx Pharmaceutical, Inc.*	18,862	454,008
United Therapeutics Corp.*	1,382	648,835
Vertex Pharmaceuticals, Inc.*	1,511	710,019
Zai Lab Ltd. (China)*(1)	38,457	638,386
Total Health Care		44,591,030
Total Common Stocks
(Cost $34,903,195)		44,591,030
SECURITIES LENDING COLLATERAL - 4.2%
Money Market Fund - 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(4)(5)
(Cost $1,869,136)	1,869,136	1,869,136

TOTAL INVESTMENTS - 103.5%
(Cost $36,772,331)		46,460,166
Liabilities in Excess of Other Assets - (3.5)%		(1,587,212)
Net Assets - 100.0%		$44,872,954

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,813,241; total market value of collateral held by the Fund was $3,973,975. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,104,839.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2026.

Schedule of Investments - Virtus Biotech ETF (Formerly, Virtus LifeSci Biotech Products ETF) (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2		Level 3	Total
Asset Valuation Inputs
Common Stocks	$44,591,030	$0	*	$—	$44,591,030
Money Market Fund	1,869,136	—		—	1,869,136
Total	$46,460,166	$—		$—	$46,460,166

* Includes internally fair valued securities currently priced at zero ($0).